Business Combinations - Summary of Fair Values of Assets Acquired and Liabilities Assumed (Parenthetical) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Fireside
Business Acquisition [Line Items]
Business acquisition, expected tax deductible amount	$ 13,430
Board.org
Business Acquisition [Line Items]
Business acquisition, expected tax deductible amount	11,446
FrontierView
Business Acquisition [Line Items]
Business acquisition, expected tax deductible amount	$ 13,150